Acquisitions - Narrative (Details) - Infinera Corporation € in Millions		1 Months Ended	2 Months Ended	8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 28, 2025 EUR (€) shares	Feb. 28, 2025 EUR (€) shares	Feb. 28, 2025 EUR (€) shares	Feb. 28, 2025 EUR (€) shares	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 EUR (€)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%	100.00%	100.00%
Number of instruments or interests issued or issuable (in shares) | shares	127,434,986	127,434,986	127,434,986	127,434,986
Convertible, threshold trading days (in days)		40 days
Loss recognized in the financial expenses	€ 23
Goodwill	€ 833	€ 833	€ 833	€ 833
Acquisition-related costs			€ 21	€ 41
Net sales contributed					€ 1,258
Operating loss contributed					€ 215
Net sales						€ 20,092
Operating profit						€ 846